EXCHANGE LISTED FUNDS TRUST

Aria Opportunities ETF (NYSE Arca Ticker: ARIA)

ARMOR Core Risk-Managed ETF (NYSE Arca Ticker: RMRC)

Bancreek U.S. Large Cap ETF (NYSE Arca Ticker: BCUS)

Bancreek International Large Cap ETF (NYSE Arca Ticker: BCIL)

Bancreek Global Select ETF (NYSE Arca Ticker: BCGS)

Billionaires Club ETF (NYSE Arca Ticker: CLUB)

Climate Global - Climate Resilient REIT Index ETF (NYSE Arca Ticker: CLIM)

ETC Cabana Target Beta ETF (Nasdaq Stock Market Ticker: TDSB)

ETC Cabana Target Drawdown 10 ETF (Nasdaq Stock Market Ticker: TDSC)

ETC Cabana Target Leading Sector Moderate ETF (Nasdaq Stock Market Ticker: CLSM)

Integrity Dividend Harvest ETF (NYSE Arca Ticker: DIVH)

LG QRAFT AI-Powered U.S. Large Cap Core ETF (NYSE Arca Ticker: LQAI)

Long Pond Real Estate Select ETF (NYSE Arca Ticker: LPRE)

PurePlay Nvidia Ecosystem Picks and Shovels Index (Nasdaq Stock Market Ticker: NVPS)

Saba Opportunistically Hedged Closed-End Funds ETF (Cboe BZX Exchange Ticker: CEFS)

Stratified LargeCap Index ETF (NYSE Arca Ticker: SSPY)

Stratified LargeCap Hedged ETF (NYSE Arca Ticker: SHUS)

PLUS Korea Defense Industry Index ETF (NYSE Arca Ticker: KDEF)

PLUS Korea Manufacturing Core Alliance Index ETF (NYSE Arca Ticker: KMCA)

Skylar Electricity Futures ETF (NYSE Arca Ticker: MWHS)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (NYSE Arca Ticker: AMOM)

xETFs NVDA Daily Income ETF (NYSE Arca Ticker: NYYY)

xETFs MSTR Daily Income ETF (NYSE Arca Ticker: MYYY)

xETFs BMNR Daily Income ETF (NYSE Arca Ticker: BYYY)

xETFs HOOD Daily Income ETF (NYSE Arca Ticker: RHYY)

xETFs PLTR Daily Income ETF (NYSE Arca Ticker: PYYY)

xETFs TSLA Daily Income ETF (NYSE Arca Ticker: TYYY)

xETFs COIN Daily Income ETF (NYSE Arca Ticker: CYYY)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 20, 2026, to each Fund’s currently effective

Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the SAI for each Fund and should be read in conjunction with those documents.

At a special meeting of the Board of Trustees of the Exchange Listed Funds Trust (the "Trust") on August 13, 2026, Patrick O’Bryan was appointed as Assistant Treasurer of the Trust by the Board of Trustees. As such, the paragraph titled “Officers” in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” is deleted in its entirety and replaced with:

Officers. Set forth below is information about each of the persons currently serving as officers of the Trust. The address of Richard Malinowski, Andrew Serowik, Christopher Roleke, Rachael Inez Hoffman, Heather Nichols and Patrick O’Bryan is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; and the address of Sam Singh is Ultimus Fund Solutions, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

The table in the section of each Fund’s SAI titled “MANAGEMENT OF THE TRUST” listing the Officers is amended and restated in its entirety:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
Richard Malinowski (1983)	President Secretary	Since 2025 Since 2022	Co-Chief Executive Officer, Exchange Traded Concepts, LLC (since 2025), General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).
Andrew Serowik (1976)	Vice President	Since 2024	Co-Chief Executive Officer, Exchange Traded Concepts, LLC (since 2025); Portfolio Manager, Exchange Traded Concepts, LLC (since 2018).
Christopher Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Rachael Inez Hoffman (1984)	Chief Compliance Officer	Since 2026	Chief Compliance Officer, Exchange Traded Concepts Trust (since 2026); Senior Counsel, Investment Company Regulation Office, U.S. Securities and Exchange Commission (2023 to 2026); Chief Compliance Officer, Americas Asset Management, Credit Suisse Asset Management (2022 to 2023); Chief Compliance Officer, Global Asset Management, Credit Suisse Asset Management (2022 to 2023); Vice President, Compliance, Goldman Sachs Asset Management (2021 to 2022).
Heather Nichols (1983)	Assistant Secretary	Since 2023	Counsel, Exchange Traded Concepts, LLC (since 2023); Principal, HND Compliance and Regulatory Services, LLC (2015 to 2023).
Patrick O’Bryan (1991)	Assistant Treasurer	Since 2026	Senior Business Analyst, Exchange Traded Concepts, LLC (since 2026); Relationship Manager, Exchange Traded Concepts, LLC (2021 to 2025).
Sam Singh (1976)	Assistant Treasurer	Since 2025	Vice President of Fund Administration at Ultimus Fund Solutions, LLC (since 2011).

1 Each officer serves at the pleasure of the Board.